Financial liabilities at amortized cost - borrowings and financing (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Principal amount	$ 1,730,357	$ 1,136,344
Syndicated Loan [Member]
IfrsStatementLineItems [Line Items]
Country	Colombia
Currency	COP
Interest rate	IBR (1) + 1.6% up to 2.75%
Maturity	March 2027
Principal amount	$ 87,500
Syndicated Loan 1 [Member]
IfrsStatementLineItems [Line Items]
Country	Colombia
Currency	US$
Interest rate	SOFR (3) + 4.1%
Maturity	January 2026
Principal amount	$ 202,600
Syndicated Loan 2 [Member]
IfrsStatementLineItems [Line Items]
Country	Colombia
Currency	US$
Interest rate	SOFR (3) + 2.9%
Maturity	October 2027
Principal amount	$ 50,000
Financial Letter [Member]
IfrsStatementLineItems [Line Items]
Country	Brazil
Currency	BRL
Interest rate	CDI (2) + 0.5% up to 1.8%
Maturity	From January 2025 up to December 2027
Principal amount	$ 1,280,144
Margin Loan Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Country	United States
Currency	US$
Interest rate	SOFR (3) + 1.1%
Maturity	November 2025
Principal amount	$ 200,000